Derivative financial instruments - Summary of Cash Flow Hedge Movement with Impact on Other Comprehensive Income Results (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Opening balance	$ 2.8	$ (1.4)
Changes in the fair value of options:
Hedging Reserve	7.4	0.0
Cost of Hedging Reserve	1.6	2.3
Reclassification to result:
Fair value of options	(2.5)	1.2
Other reclassifications	0.8	0.7
Final balance	$ 10.1	$ 2.8